Short Term Investments (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Debt Disclosure [Abstract]
Marketable securities and redeemed	¥ 84.5		¥ 53.6		$ 12.6	$ 45.7
Total invested amount	85.7				$ 12.8
Fair value loss	4.5		4.5
Fair value gain	¥ 1.2	$ 0.2	¥ 1.2	$ 0.2